CONSOLIDATED STATEMENT OF EQUITY - 7 months ended Dec. 31, 2024 - USD ($)	Total	Common Stock	Additional Paid-In Capital	Treasury Stock	Due from Shareholder	Retained Earnings	Accumulated Other Comprehensive Loss
Beginning balance (in shares) at Jun. 03, 2024		1,000
Beginning balance at Jun. 03, 2024	$ 0	$ 1	$ 0	$ 0	$ (1)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	0
Other comprehensive income	$ 0
Ending balance (in shares) at Dec. 31, 2024	1,000	1,000
Ending balance at Dec. 31, 2024	$ 0	$ 1	$ 0	$ 0	$ (1)	$ 0	$ 0